Significant subsequent events	12 Months Ended
Mar. 31, 2016
Significant subsequent events

29. Significant subsequent events:

Suspension of operations on vehicle assembly lines in Japan -

Due to parts shortages resulting from the Kumamoto Earthquake that struck Japan’s island of Kyushu in April 2016, production on vehicle assembly lines in Japan was suspended in stages starting on April 18, 2016 and production has been restarted in stages starting on April 25. It is uncertain how this suspension will affect Toyota’s financial results.

Repurchase of share -

At the Meeting of the Board of Directors held on May 11, 2016, TMC resolved to repurchase the Common Shares pursuant to Article 156 of the Companies Act as applied to Article 165, Paragraph 3 of the Companies Act, as set forth below.

Reason for repurchasing shares -

To return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.

Details of matters relating to repurchase -

Kind of stock to be repurchased	Common stock of TMC
Number of shares to be repurchased	100,000,000 shares (maximum)
Total purchase price for repurchase of shares	¥500,000 million (maximum)
Method of acquisition	Market purchase through a trust bank
Period of repurchase	From May 18, 2016 to November 17, 2016